Cash flow information	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Cash flow information

25. Cash flow information

a) Debt reconciliation

	Borrowings	lease liabilities	Debentures	Total
Total debt as of January 1, 2019	469,609	148,494	406,538	1,024,641
Payments	(24,786)	(7,490)	—	(32,276)
Net foreign exchange differences	—	134	—	134
Interest accrued	7,585	2,328	6,649	16,562
Interest paid	(3,141)	—	—	(3,141)

Total debt as of March 31, 2019	449,267	143,466	413,187	1,005,920

Total debt as of January 1, 2020	382,078	255,406	835,230	1,472,714

Acquisitions / Issuance	—	19,361	—	19,361
Payments	(10,500)	(15,558)	—	(26,058)
Revaluation	—	(19,968)	—	(19,968)
Net foreign exchange differences	—	23,561	—	23,561
Interest accrued	4,486	6,145	9,131	19,762
Interest paid	(572)	—	—	(572)

Total debt as of March 31, 2020	375,492	268,947	844,361	1,488,800

35. Cash flow information

(i) Debt reconciliation

	Borrowings	Lease liabilities	Debentures	Total
Total debt as of January 1, 2017	—	—	—	—

Acquisitions / Issuance	826,000	—	—	826,000
Net foreign exchange differences	35,116	—	—	35,116
Interest accrued	5,908	—	—	5,908

Total debt as of January 1, 2018	867,024	—	—	867,024
Acquisitions / Issuance	325,370	—	400,000	725,370
Payments	(689,634)	—	—	(689,634)
Net foreign exchange differences	(35,091)	—	—	(35,091)
Interest accrued	56,125	—	6,538	62,663
Interest paid	(54,185)	—	—	(54,185)

Total debt as of December 31, 2018	469,609	—	406,538	876,147
Change in accounting policy (Note 3.xxi)	—	148,494	—	148,494

Total debt as of January 1, 2019	469,609	148,494	406,538	1,024,641
Acquisitions / Issuance	—	124,196	400,000	524,196
Payments	(85,353)	(37,979)	(11,815)	(135,147)
Net foreign exchange differences	—	3,085	—	3,085
Interest accrued	26,250	17,610	40,507	84,367
Interest paid	(28,428)	—	—	(28,428)

Total debt as of December 31, 2019	382,078	255,406	835,230	1,472,714